Financial Instruments - Additional Information (Details) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2021 USD ($)	Jul. 09, 2021 EUR (€)	Jun. 24, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contract liabilities	€ 206,300,000		€ 206,300,000						€ 200,500,000
Recognised assets representing continuing involvement in derecognised financial assets	0		0						0
Financing costs incurred on new or amended debt (d)	0	€ 0	(17,900,000)		€ 0
Derivatives | Swap contract | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Notional amount	827,800,000		827,800,000
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities	€ 80,500,000		€ 80,500,000						€ 70,400,000
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 553,200,000
Interest rate	2.50%		2.50%			2.50%
Financing costs incurred on new or amended debt (d)			€ 3,800,000
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 789,500,000		789,500,000			$ 916.4
Repayments of non-current borrowings			€ 8,300,000	$ 9.6
Interest rate	2.25%		2.25%			2.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity								80,000,000
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 400,000,000
Interest rate								3.25%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 750,000,000		€ 750,000,000				€ 50,000,000	€ 750,000,000
Interest rate	2.50%		2.50%			2.50%	2.50%
Financing costs incurred on new or amended debt (d)			€ 4,000,000
Issued price of Senior Secured Notes (2028)							€ 100.75
Revolving Credit Facility (new)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity								€ 175,000,000